N-4	Sep. 24, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES
Entity Central Index Key	0001093278
Entity Investment Company Type	N-4
Document Period End Date	Sep. 24, 2025
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

The Macquarie Group Limited, the parent company of Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust, together with certain of its affiliates, and Nomura Holding America, Inc. (Nomura), announced they have entered into an agreement for Nomura to acquire Macquarie Asset Management’s U.S. and European public investment business. As a result, each Fund’s Board of Trustees approved the following name changes to occur on or about October 31, 2025.

Current Name	New Name
Macquarie VIP Emerging Markets Series	Nomura VIP Emerging Markets Series
Macquarie VIP Small Cap Value Series	Nomura VIP Small Cap Value Series

ChoicePlus Fusion 2025 [Member] | Nomura VIP Emerging Markets Series [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Emerging Markets Series
ChoicePlus Fusion 2025 [Member] | Nomura VIP Small Cap Value Series [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Value Series